REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

(in thousands of $)	2025	2024
Trade accounts receivable from contracts with customers, net (1)	7,588	31,434
Contract assets, current (2)	9,481	3,183
Contract liabilities, current (2)	—	(353)

(1)Trade accounts receivable from contracts with customers, net, relate to receivables from drilling contracts, voyage charter receivables, demurrage receivables and pool receivables, net of allowance for expected credit losses. The expected credit losses relating to trade accounts receivable from contracts with customers was $0.0 million as of December 31, 2025 (December 31, 2024: $0.1 million). (See also Note 12: Trade Accounts Receivable and Other Current Assets and Note 26: Allowance for Expected Credit Losses).
(2)Contract assets, current, and contract liabilities, current are included in "Prepaid expenses and accrued income" and "Other current liabilities", respectively, in the Consolidated Balance Sheets.
Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2025, are as follows:

(in thousands of $)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract asset/(liability), beginning of the year	3,183	(353)	2,830
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(3,183)	353	(2,830)
Cash (received)/paid, excluding amounts recognized in the income statement	9,481	—	9,481
Net contract asset/(liability), at the end of the year	9,481	—	9,481

Contract assets and liabilities as of December 31, 2025 are expected to be realized within the next 12 months. Contract assets consists of accrued income in relation to voyage charters, pool contracts and drilling contracts including demobilization revenue. Contract liabilities consists of deferred voyage revenues and mobilization revenue for both wholly and partially unsatisfied performance obligations, which have been estimated for purposes of allocating across the entire corresponding performance obligations.

Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2024, are as follows:

(in thousands of $)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract asset/(liability), beginning of the year	3,938	(5,320)	(1,382)
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(3,938)	5,320	1,382
Cash (received)/paid, excluding amounts recognized in the income statement	3,183	(353)	2,830
Net contract asset/(liability), at the end of the year	3,183	(353)	2,830